UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

TRAVELERS SERIES FUND INC.

AIM Capital Appreciation Portfolio

Smith Barney Large Capitalization Growth Portfolio

FORM N-Q

JANUARY 31, 2005

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.3%
CONSUMER DISCRETIONARY - 14.7%

Automobiles - 0.3%
12,800	Harley-Davidson, Inc.	$769,408

Hotels, Restaurants & Leisure - 3.0%
12,800	Brinker International, Inc. (a)	481,408
27,400	Carnival Corp.	1,578,240
4,400	Las Vegas Sands Corp. (a)(b)	190,960
36,600	McDonald’s Corp.	1,185,474
18,300	Royal Caribbean Cruises Ltd. (b)	969,900
20,100	Starbucks Corp. (a)	1,085,400
27,400	Starwood Hotels & Resorts Worldwide, Inc.	1,586,186

		7,077,568

Household Durables - 0.7%
14,500	Garmin Ltd. (b)	797,500
7,100	Harman International Industries, Inc.	863,715

		1,661,215

Internet & Catalog Retail - 0.9%
24,300	eBay Inc. (a)	1,980,450

Media - 2.7%
6,200	DreamWorks Animation SKG, Inc. (a)	219,046
58,900	Lamar Advertising Co., Class A Shares (a)	2,531,522
54,850	Univision Communications Inc., Class A Shares (a)	1,497,954
31,211	Viacom Inc., Class B Shares	1,165,419
27,200	XM Satellite Radio Holdings Inc., Class A Shares (a)	867,952

		6,281,893

Multi-Line Retail - 1.3%
18,300	Sears, Roebuck & Co. (b)	919,575
39,700	Wal-Mart Stores, Inc.	2,080,280

		2,999,855

Specialty Retail - 4.5%
63,200	Bed Bath & Beyond Inc. (a)	2,546,328
21,800	Best Buy Co., Inc.	1,172,622
39,200	CDW Corp.	2,293,200
112,400	Staples, Inc.	3,679,976
36,600	The TJX Cos., Inc.	916,464

		10,608,590

Textiles & Apparel - 1.3%
36,600	Coach, Inc. (a)	2,053,260
12,800	NIKE, Inc., Class B Shares	1,108,864

		3,162,124

	TOTAL CONSUMER DISCRETIONARY	34,541,103

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 4.2%

Beverages - 0.5%
21,800	PepsiCo, Inc.	$1,170,660

Food & Drug Retailing - 1.1%
36,600	Walgreen Co.	1,559,526
12,800	Whole Foods Market, Inc.	1,144,576

		2,704,102

Food Products - 1.0%
18,300	Hershey Foods Corp.	1,070,367
28,000	Kellogg Co.	1,249,920

		2,320,287

Household Products - 0.8%
33,600	The Procter & Gamble Co.	1,788,528

Personal Products - 0.8%
38,100	The Gillette Co.	1,932,432

	TOTAL CONSUMER STAPLES	9,916,009

ENERGY - 9.1%

Energy Equipment & Services - 3.6%
30,700	Baker Hughes Inc.	1,329,310
31,800	BJ Services Co.	1,527,990
44,600	ENSCO International Inc.	1,526,658
18,300	GlobalSantaFe Corp.	647,088
27,400	Halliburton Co.	1,126,962
47,500	Patterson-UTI Energy, Inc.	923,875
22,900	Weatherford International Ltd. (a)	1,242,783

		8,324,666

Oil & Gas - 5.5%
18,300	Apache Corp.	995,886
20,700	Burlington Resources Inc.	904,797
21,800	ChevronTexaco Corp.	1,185,920
13,800	ConocoPhillips	1,280,502
51,200	Devon Energy Corp.	2,082,304
54,900	Exxon Mobil Corp.	2,832,840
15,200	Occidental Petroleum Corp.	887,376
31,800	Valero Energy Corp.	1,654,554
29,300	XTO Energy, Inc.	1,052,163

		12,876,342

	TOTAL ENERGY	21,201,008

FINANCIALS - 6.0%

Banks - 1.2%
43,700	Bank of America Corp.	2,026,369
13,900	Investors Financial Services Corp. (b)	700,699

		2,727,068

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Diversified Financials - 4.0%
67,100	American Express Co.	$3,579,785
9,700	Capital One Financial Corp.	759,316
16,000	Doral Financial Corp.	692,000
9,000	The Goldman Sachs Group, Inc.	970,650
55,200	MBNA Corp.	1,467,216
36,600	SLM Corp.	1,836,954

		9,305,921

Insurance - 0.8%
26,500	AFLAC, Inc.	1,047,015
13,900	American International Group, Inc.	921,431

		1,968,446

	TOTAL FINANCIALS	14,001,435

HEALTHCARE - 16.8%

Biotechnology - 2.1%
27,200	Amgen Inc. (a)	1,692,928
21,900	Biogen Idec Inc. (a)	1,422,624
55,900	Gilead Sciences, Inc. (a)	1,850,290

		4,965,842

Healthcare Equipment & Supplies - 7.4%
24,800	Alcon, Inc.	1,964,160
37,800	Becton Dickinson & Co.	2,141,370
93,500	Biomet, Inc.	3,971,880
23,900	C.R. Bard, Inc.	1,620,420
29,500	Fisher Scientific International Inc. (a)	1,862,925
29,800	Medtronic, Inc.	1,564,202
45,900	St. Jude Medical, Inc. (a)	1,802,952
30,500	Varian Medical Systems, Inc. (a)	1,150,765
17,200	Zimmer Holdings, Inc. (a)	1,356,220

		17,434,894

Healthcare Providers & Services - 3.3%
12,700	Aetna, Inc.	1,613,535
88,823	Caremark Rx, Inc. (a)	3,472,979
17,400	PacifiCare Health Systems, Inc. (a)	1,070,622
16,900	UnitedHealth Group Inc.	1,502,410

		7,659,546

Pharmaceuticals - 4.0%
77,400	Shire Pharmaceuticals Group PLC	903,326
62,000	Johnson & Johnson	4,011,400
36,100	Medicis Pharmaceutical Corp., Class A Shares (b)	1,303,210
69,600	Pfizer Inc.	1,681,536
52,400	Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	1,505,452

		9,404,924

	TOTAL HEALTHCARE	39,465,206

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 15.1%

Air Freight & Couriers - 1.2%
18,300	Expeditors International of Washington, Inc.	$1,027,362
18,300	FedEx Corp.	1,750,395

		2,777,757

Airlines - 0.3%
54,900	Southwest Airlines Co.	794,952

Commercial Services & Supplies - 4.7%
36,600	Automatic Data Processing Inc.	1,591,368
27,400	Cintas Corp.	1,191,900
82,300	Fiserv, Inc. (a)	3,147,975
40,200	Paychex, Inc.	1,225,698
127,700	Robert Half International Inc.	3,874,418

		11,031,359

Electrical Equipment - 1.4%
18,700	Emerson Electric Co.	1,257,388
36,600	Rockwell Automation, Inc.	2,073,390

		3,330,778

Industrial Conglomerates - 2.3%
54,900	General Electric Co.	1,983,537
45,700	Honeywell International Inc.	1,644,286
45,700	Tyco International Ltd.	1,651,598

		5,279,421

Machinery - 5.2%
22,300	Caterpillar Inc.	1,986,930
36,600	Danaher Corp.	2,008,608
18,300	Deere & Co.	1,270,569
18,300	Eaton Corp.	1,244,217
13,300	Illinois Tool Works, Inc.	1,156,834
40,200	Ingersoll-Rand Co. Ltd., Class A Shares	2,990,076
21,900	Parker-Hannifin Corp.	1,427,004

		12,084,238

	TOTAL INDUSTRIALS	35,298,505

INFORMATION TECHNOLOGY - 24.2%

Communications Equipment - 5.5%
54,900	Avaya Inc. (a)	787,815
274,300	Cisco Systems, Inc. (a)	4,948,372
91,400	Comverse Technology, Inc. (a)	2,042,790
73,200	Juniper Networks, Inc. (a)(b)	1,839,516
53,900	Motorola, Inc.	848,386
91,400	Nokia Oyj, Sponsored ADR	1,396,592
30,200	QUALCOMM, Inc.	1,124,648

		12,988,119

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Computers & Peripherals - 3.8%
29,300	Apple Computer, Inc. (a)	$2,253,170
137,200	Dell Inc. (a)	5,729,472
73,200	EMC Corp. (a)	958,920

		8,941,562

Electronic Equipment & Instruments - 0.5%
56,700	Agilent Technologies, Inc. (a)	1,253,637

Internet Software & Services - 3.0%
9,200	Google Inc., Class A Shares (a)	1,799,796
36,600	McAfee Inc. (a)	946,110
118,900	Yahoo! Inc. (a)	4,186,469

		6,932,375

Semiconductor Equipment & Products - 5.3%
64,000	Analog Devices, Inc.	2,296,960
57,900	Applied Materials, Inc. (a)	920,610
57,600	Freescale Semiconductor Inc., Class A Shares (a)(b)	984,960
5,896	Freescale Semiconductor Inc., Class B Shares (a)	103,003
18,300	KLA-Tencor Corp. (a)	846,375
58,500	Linear Technology Corp.	2,207,790
27,400	Marvell Technology Group Ltd. (a)	916,530
29,500	Maxim Integrated Products, Inc.	1,150,795
110,843	Microchip Technology Inc.	2,887,460

		12,314,483

Software - 6.1%
21,900	Adobe Systems, Inc.	1,246,110
29,200	Amdocs Ltd. (a)	868,700
44,400	Autodesk, Inc.	1,304,028
11,000	Electronic Arts Inc. (a)	707,740
21,900	Mercury Interactive Corp. (a)	958,563
219,500	Microsoft Corp.	5,768,460
162,400	Oracle Corp. (a)	2,236,248
46,200	VERITAS Software Corp. (a)	1,188,264

		14,278,113

	TOTAL INFORMATION TECHNOLOGY	56,708,289

MATERIALS - 7.3%

Chemicals - 4.3%
21,900	Air Products & Chemicals, Inc.	1,290,129
23,800	The Dow Chemical Co.	1,182,860
27,400	E.I. du Pont de Nemours & Co.	1,303,144
21,900	Eastman Chemical Co.	1,185,885
29,300	Ecolab Inc.	985,945
25,600	Monsanto Co.	1,385,728
30,700	Praxair, Inc.	1,324,705
21,900	Rohm and Haas Co.	968,856
37,300	UAP Holding Corp. (a)(b)	559,500

		10,186,752

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Metals & Mining - 3.0%
8,650	Foundation Coal Holdings, Inc. (a)(b)	$189,868
38,400	Newmont Mining Corp.	1,597,056
21,900	Nucor Corp.	1,229,904
14,600	Phelps Dodge Corp.	1,405,980
58,900	Placer Dome Inc.	1,004,245
29,100	United States Steel Corp.	1,507,380

		6,934,433

	TOTAL MATERIALS	17,121,185

TELECOMMUNICATION SERVICES - 0.9%

Wireless Telecommunication Services - 0.9%
69,900	Nextel Communications, Inc., Class A Shares (a)	2,005,431

	TOTAL COMMON STOCK (Cost - $202,210,709)	230,258,171

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.3%
REPURCHASE AGREEMENT - 2.3%
$5,415,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05; Proceeds at maturity - $5,415,346; (Fully collateralized by U.S. Treasury Note, 3.125% due 5/15/07; Market value - $5,526,900) (Cost - $5,415,000)	5,415,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 3.0%
6,970,842	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $6,970,842)	6,970,842

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,385,842)	12,385,842

	TOTAL INVESTMENTS - 103.6% (Cost - $214,596,551*)	242,644,013
	Liabilities in Excess of Other Assets - (3.6)%	(8,475,552)

	TOTAL NET ASSETS - 100.0%	$234,168,461

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR-American Depositary Receipt

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 100.3%
CONSUMER DISCRETIONARY - 20.3%

Internet & Catalog Retail - 5.4%
504,300	Amazon.com, Inc. (a)	$21,795,846

Media - 9.4%
960,820	Time Warner Inc. (a)	17,294,760
226,500	Viacom Inc., Class B Shares	8,457,510
424,415	The Walt Disney Co.	12,151,002

		37,903,272

Specialty Retail - 5.5%
120,800	Bed Bath & Beyond Inc. (a)	4,867,032
416,450	The Home Depot, Inc.	17,182,727

		22,049,759

	TOTAL CONSUMER DISCRETIONARY	81,748,877

CONSUMER STAPLES - 11.1%

Beverages - 3.2%
309,790	The Coca-Cola Co.	12,853,187

Food Products - 2.8%
161,640	Wm. Wrigley Jr. Co.	11,377,840

Personal Products - 5.1%
400,295	The Gillette Co.	20,302,962

	TOTAL CONSUMER STAPLES	44,533,989

FINANCIALS - 14.9%

Diversified Financials - 7.6%
283,530	Merrill Lynch & Co., Inc.	17,031,647
243,670	Morgan Stanley	13,635,773

		30,667,420

Insurance - 7.3%
165,956	American International Group, Inc.	11,001,223
205	Berkshire Hathaway Inc., Class A Shares (a)	18,429,500

		29,430,723

	TOTAL FINANCIALS	60,098,143

HEALTHCARE - 19.7%

Biotechnology - 11.1%
259,180	Amgen Inc. (a)	16,131,363
202,850	Biogen Idec Inc. (a)	13,177,136
324,300	Genentech, Inc. (a)	15,472,353

		44,780,852

Pharmaceuticals - 8.6%
210,750	Eli Lilly & Co.	11,431,080
178,070	Johnson & Johnson	11,521,129
484,770	Pfizer Inc.	11,712,043

		34,664,252

	TOTAL HEALTHCARE	79,445,104

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 3.5%

Commercial Services & Supplies - 0.5%
96,000	Cendant Corp.	$2,260,800

Industrial Conglomerates - 3.0%
331,620	General Electric Co.	11,981,431

	TOTAL INDUSTRIALS	14,242,231

INFORMATION TECHNOLOGY - 30.8%

Communications Equipment - 9.5%
985,900	CIENA Corp. (a)	2,514,045
543,508	Cisco Systems, Inc. (a)	9,804,884
384,400	Juniper Networks, Inc. (a)	9,659,972
1,316,500	Lucent Technologies Inc. (a)	4,291,790
767,680	Motorola, Inc.	12,083,283

		38,353,974

Computers & Peripherals - 4.1%
393,100	Dell Inc. (a)	16,415,856

Internet Software & Services - 3.9%
149,500	Akamai Technologies, Inc. (a)	1,958,450
567,200	IAC/ InterActiveCorp. (a)	13,743,256

		15,701,706

Semiconductor Equipment & Products - 9.1%
614,100	Intel Corp.	13,786,545
581,660	Texas Instruments Inc.	13,500,329
323,480	Xilinx, Inc.	9,442,381

		36,729,255

Software - 4.2%
502,500	Microsoft Corp.	13,205,700
346,500	Red Hat, Inc. (a)	3,759,525

		16,965,225

	TOTAL INFORMATION TECHNOLOGY	124,166,016

	TOTAL INVESTMENTS - 100.3% (Cost - $342,918,024*)	404,234,360
	Liabilities in Excess of Other Assets - (0.3%)	(1,262,259)

	TOTAL NET ASSETS - 100.0%	$402,972,101

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Significant Accounting Policies

The AIM Capital Appreciation Portfolio (“AIMCAP”) and Smith Barney Large Capitalization Growth Portfolio (“SBLCG”) (“Funds”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sales price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Over-the-counter securities are valued at the last sales price or, if there is no official closing price that day, at the mean between the bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotations on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedules of Investments (unaudited) (continued)

(d)Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	AIMCAP	SBLCG
Gross unrealized appreciation	$32,890,012	$84,245,614
Gross unrealized depreciation	(4,842,550)	(22,929,278)

Net unrealized appreciation	$28,047,462	$61,316,336

At January 31, 2005, AIMCAP had loaned securities having a market value of $6,928,616. AIMCAP received cash collateral amounting to $6,970,842, and U.S. Treasury Bond non-cash collateral amounting to $127,716 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 29, 2005

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date	March 29, 2005